Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives	10 years
Tax benefit, percentage	50.00%
Liability for unrecognized tax positions	$ 0	$ 0
Allowance for returns	12,000	21,000
Sales and marketing expenses	$ 1,216,000	719,000	$ 1,163,000
Monthly contribution percentage	8.33%
Impairment loss	$ 659,000	$ 955,000
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Employee contribution	3.00%